Current liabilities - Warrants Financial Liability - Schedule of Current Liabilities - Warrants Financial Liability (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Current Liabilities - Warrants Financial Liability [Abstract]
Warrants at fair value	$ 2,623,773	$ 5,140,921